FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Schedule of Credit quality of cash and cash equivalents including security deposits and cash

The exchange rates for foreign currencies, in which the Group’s financial assets and liabilities were denominated, against Ukrainian Hryvnia, as declared by the National Bank of Ukraine as of the dates and periods stated, are as follows:

	USD	EUR
January 01, 2024	37.982	42.208
Average for 2024	40.159	43.459
December 31, 2024	42.039	43.926
Average for 2025	41.690	47.085
December 31, 2025	42.388	49.857

Schedule of effect on profit before tax	The table shows the effect on the Group’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives). The Group’s exposure to foreign currency changes for all other currencies is not material.
2025	Increase/ (decrease) in %	Increase/ (decrease) of profit before tax	Increase/ (decrease) of equity
Change in USD exchange rate	+10.00%	(6)	—
Change in the EUR exchange rate	+10.00%	(1)	—
Change in USD exchange rate	-1.00%	1	—
Change in the EUR exchange rate	-1.00%	—	—
2024	Increase/ (decrease) in %	Increase/ (decrease) of profit before tax	Increase/ (decrease) of equity
Change in USD exchange rate	+10.00%	34	28
Change in the EUR exchange rate	+10.00%	11	9
Change in USD exchange rate	-1.00%	(3)	(3)
Change in the EUR exchange rate	-1.00%	(1)	(1)

Schedule of Credit quality of cash and cash equivalents including security deposits and cash

The Group’s maximum credit risk exposure as of December 31 comprises:

	2025	2024
Cash and cash equivalents	455	674
Security deposits and cash collateral	119	64
Current financial investments	2	30
Financial assets at fair value	—	8
Trade and other receivables	37	40
Loan receivable from VEON Amsterdam	—	363
Indemnity receivable from VEON Amsterdam	40	—
Other receivables from VEON Amsterdam	9	—
Total	662	1,179

Schedule of Credit quality of cash and cash equivalents including security deposits and cash

Analysis by credit quality of cash and cash equivalents including security deposits and cash collateral at the Group based on credit ratings as published by the credit rating agency Fitch Ratings Inc. (“Fitch”) as of December 31 is as follows:

	2025	2024
- CCC/C – rated	157	—
- Unrated – Other Ukrainian banks	380	493
- BBB- Kyivstar Holdings	—	245
- A-/A/A+ – rated	39	—
Total	576	738

Schedule of financial liabilities maturity profile	Such undiscounted cash flows differ from the amount included in the statement of financial position because the statement of financial position amount is based on discounted cash flows.
As of December 31, 2025	Demand and less than 3 months	3 months to 12 months	12 months to 5 years	More than 5 years	Total
Bond liabilities principal amount	38	—	—	—	38
Bond liabilities accrued interest	2	—	—	—	2
Lease liabilities*	—	100	370	102	572
Trade and other payables	141	—	—	—	141
Loan Note Payable – VEON Amsterdam B.V.	—	57	—	—	57
Total financial liabilities	181	157	370	102	810
As of December 31, 2024	Demand and less than 3 months	3 months to 12 months	12 months to 5 years	More than 5 years	Total
Bond liabilities principal amount	—	585	—	—	585
Bond liabilities accrued interest	—	6	—	—	6
Lease liabilities*	20	62	305	74	461
Trade and other payables**	103	—	—	—	103
Loans	—	8	—	—	8
Total financial liabilities	123	661	305	74	1,163

*      Lease liabilities in the maturity profile presents undiscounted future value of payments, however, Statement of financial position shows present/discounted value of lease liabilities

**      Prior period comparatives have been reclassified to conform with the current period presentation